Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of significant components of current and deferred Income tax expense attributable to Income from continuing operations

	Year Ended December 31,
(U.S. Dollars in thousands)	2022	2021	2020
Current tax benefit (expense)	$(878)	$(488)	$(10)
Deferred tax benefit (expense)	3	—	—
Income tax benefit (expense)	$(875)	$(488)	$(10)

Schedule of taxation

	Year Ended December 31,
(U.S. Dollars in thousands)	2022	2021	2020
Income tax benefit (expense) at Norwegian tonnage tax regime	$(866)	$(479)	$—
Income tax benefit (expense) within UK	(9)	(9)	(10)
Income tax benefit (expense)	$(875)	$(488)	$(10)
Effective tax rate	-1%	-1%	0%

Schedule of components of deferred tax assets and liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2022 and 2021 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2022	2021
Deferred tax assets:
Financial derivatives	$—	$—
Financial loss carry forwards for tonnage tax	25,657	23,485
Total deferred tax asset	25,657	23,485
Less valuation allowance	(25,657)	(23,485)
Net deferred tax asset	—	—
Deferred tax liabilities:
Entrance tax	164	228
Deferred tax related to long-term debt	260	—
Total deferred tax liabilities	424	228
	$424	$228

The net deferred tax liability is classified in the consolidated balance sheets as follows:

	As of December 31,
(U.S. Dollars in thousands)	2022	2021
Current deferred tax asset	$—	$—
Non-current deferred tax liabilities	424	228
Net deferred tax liabilities	$424	$228

Changes in the net deferred tax liabilities at December 31, 2022 and 2021 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2022	2021
Net deferred tax liabilities at January 1,	$228	$295
Change in temporary differences	219	(58)
Translation differences	(23)	(9)
Net deferred tax liabilities at December 31,	$424	$228